Revenue and Expenses - Estimated Payment Schedule (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	€ 12,823
Purchase and other contractual obligations	43
Operating lease obligations, at present value	10
Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	4,003
1 to 3 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	5,015
3 to 5 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	2,115
Subsequent years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	€ 1,690